Equity Investment (Details) - Schedule of investment in affiliate of balance sheet data - Equity Investment [Member] $ in Thousands	Dec. 31, 2019 USD ($)
Equity Investment (Details) - Schedule of investment in affiliate of balance sheet data [Line Items]
Current assets	$ 9,820
Long-term assets	2,228
Current liabilities	(1,113)
Long-term liabilities	(1,270)
Equity	$ (9,665)